Amplify Cash Flow Dividend Leaders ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Communication Services - 2.6%
T-Mobile US, Inc.	5,660	$ 949,352

Consumer Discretionary - 9.4%
Booking Holdings, Inc.	6,538	1,165,333
Hasbro, Inc.	12,761	1,053,931
Williams-Sonoma, Inc.	5,075	1,182,983
		3,402,247

Consumer Staples - 2.9%
Constellation Brands, Inc. - Class A	7,381	1,026,623

Energy - 8.6%
Cheniere Energy, Inc.	4,342	1,037,781
EQT Corp.	19,958	1,061,167
Range Resources Corp.	26,826	997,659
		3,096,607

Financials - 14.9%
Apollo Global Management, Inc.	4,696	555,584
Evercore, Inc. - Class A	1,807	616,982
FactSet Research Systems, Inc.	2,472	568,758
Intercontinental Exchange, Inc.	4,388	540,206
Jack Henry & Associates, Inc.	4,828	665,009
KKR & Co., Inc.	6,482	594,918
Marsh & McLennan Cos., Inc.	3,684	614,012
Raymond James Financial, Inc.	4,090	621,803
SEI Investments Co.	6,934	608,181
		5,385,453

Health Care - 11.0%
Cencora, Inc.	3,734	1,056,647
Cigna Group	3,549	978,388
McKesson Corp.	1,329	1,004,192
Zoetis, Inc.	12,918	928,288
		3,967,515

Industrials - 29.7% (a)
AECOM	15,313	1,068,847
Allison Transmission Holdings, Inc.	9,227	1,040,252
Booz Allen Hamilton Holding Corp.	7,968	483,418
FedEx Corp.	3,289	1,029,885
Leidos Holdings, Inc.	5,061	521,131
Oshkosh Corp.	8,272	1,269,587
Owens Corning	9,126	1,450,669
Pentair PLC	14,708	1,127,515
SS&C Technologies Holdings, Inc.	15,385	954,639
Tetra Tech, Inc.	38,674	1,117,292
TransUnion	9,076	654,743
		10,717,978

Information Technology - 11.1%

Accenture PLC - Class A	3,612		449,477
Cognizant Technology Solutions Corp. - Class A	11,884		460,267
Intuit, Inc.	3,695		964,395
Roper Technologies, Inc.	3,143		1,063,560
TD SYNNEX Corp.	3,922		1,048,508
			3,986,207

Materials - 8.9%
Avery Dennison Corp.	6,729		1,092,453
Commercial Metals Co.	14,273		895,631
Crown Holdings, Inc.	11,002		1,230,244
			3,218,328
TOTAL COMMON STOCKS (Cost $36,264,365)			35,750,310

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (b)	322,437		322,437
TOTAL MONEY MARKET FUNDS (Cost $322,437)			322,437

TOTAL INVESTMENTS - 100.0% (Cost $36,586,802)			36,072,747
Liabilities in Excess of Other Assets - (0.0)% (c)		(0.00001)	(494)
TOTAL NET ASSETS - 100.0%			$ 36,072,253

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify Cash Flow Dividend Leaders ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 35,750,310	$ –	$ –	$ 35,750,310
Money Market Funds	322,437	–	–	322,437
Total Investments	$ 36,072,747	$ –	$ –	$ 36,072,747

Refer to the Schedule of Investments for further disaggregation of investment categories.